Share capital, share premium and own shares - Transactions in Prudential plc shares (Details) - GBP (£) £ in Millions, shares in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Mar. 31, 2019
Transactions in Prudential plc shares
Cost of own shares deducted from retained earnings	£ 179.0	£ 170.0
Shares held in trust for employee incentive plans
Transactions in Prudential plc shares
Number of shares held	9.5	9.6
Market value of shares held	£ 163.0	£ 135.0
Number of shares purchased	3.1	2.6
Cost of shares purchased	£ 49.4	£ 44.8
Shares held in authorized investment funds
Transactions in Prudential plc shares
Cost of own shares deducted from retained earnings	£ 21.0	£ 20.0
Number of shares held	3.0	3.0
Market value of shares held	£ 52.0	£ 42.0
Maximum | Shares held in trust for employee incentive plans
Transactions in Prudential plc shares
Number of shares held			14.1